Turnover and segment information - PP&E and intangible asset impairment and reversals by segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total impairment	£ 507	£ 501	£ 540
Total impairment reversals	(39)	(26)	(12)
Segment profit
Disclosure of operating segments [line items]
Total impairment	40	61	85
Total impairment reversals	(25)	(25)	(10)
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Total impairment	27	29	30
Total impairment reversals	(16)	(6)	(8)
Segment profit | Research and development
Disclosure of operating segments [line items]
Total impairment	13	32	55
Total impairment reversals	(9)	(19)	(2)
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Total impairment	35	20	63
Total impairment reversals	(14)	0	0
Other reconciling items between segment profit and operating profit
Disclosure of operating segments [line items]
Total impairment	432	420	392
Total impairment reversals	£ 0	£ (1)	£ (2)